11. Related Parties (Tables)	6 Months Ended
Jun. 30, 2019
Related Parties Tables
Transaction and Outstanding Balances Related to Key Management Personnel

	Transaction volume				Outstanding balances
	Three months ended	Six months ended	Three months ended	Six months ended	June 30,	December 31,
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018	2019	2018
Dr. Ulrich Grau	17	32	16	32	20	21
Dr. Thomas Hecht	32	59	29	59	21	21
Dr. Richard Stead	—	—	10	21	—	—
Berndt Modig	12	24	12	22	9	10
Ferdinand Verdonck	14	28	15	29	10	11
Dr. Bernhard Ehmer	14	28	10	21	17	17
Mathieu Simon	13	24	—	1	9	—